SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF
                           EACH OF THE LISTED FUNDS

                                   --------

Cash Account Trust
     Government & Agency Securities Portfolio
     Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
     Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund
Deutsche Alternative Asset Allocation Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI(R) Equity Dividend Fund
Deutsche CROCI(R) International Fund
Deutsche CROCI(R) Sector Opportunities Fund
Deutsche CROCI(R) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE(R) Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund

Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche Limited Maturity Quality Income Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Money Market Series
Deutsche Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche Strategic Government Securities Fund

Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Duration Fund
Deutsche Ultra-Short Investment Grade Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
     Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund
DEUTSCHE VARIABLE SERIES I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche CROCI(R)International VIP
DEUTSCHE VARIABLE SERIES II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
DEUTSCHE INVESTMENTS VIT FUNDS:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

--------------------------------------------------------------------------------
The following information replaces similar disclosure under "Financial Intermediary Support Payments" section of each fund's/


portfolio's Statement of Additional Information:


FINANCIAL INTERMEDIARY SUPPORT PAYMENTS. In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).


December 22, 2015
SAISTKR-235

                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/ networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of a fund or of any particular share class of a fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of a fund.


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from ExpertPlan, Inc., a subsidiary of Ascensus, Inc., on the DeAWM branded retirement plan platform (the "Platform"). The level of revenue sharing payments are based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.


As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in PART II -APPENDIX II-E will receive revenue sharing payments at different points during the coming year as described above. Any additions, modifications or deletions to the list of financial advisors identified below that have occurred since June 30, 2015 are not reflected. You can ask your financial advisor if it receives revenue sharing payments from the Advisor, the Distributor and/or their affiliates.


The following information replaces similar disclosure in "APPENDIX II-E- FIRMS WITH WHICH DEUTSCHE ASSET & WEALTH MANAGEMENT HAS REVENUE SHARING ARRANGEMENTS" of each Fund's/Portfolio's Statement of Additional Information:


CHANNEL: BROKER-DEALERS AND FINANCIAL ADVISORS; RETIREMENT

December 22, 2015
SAISTKR-235
                                       2

AIG Advisor Group
Ameriprise
AXA Advisors
Cambridge Investment Research, Inc.
Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
Fidelity Brokerage Services LLC/National Financial Services LLC
First Allied Securities
Goldman Sachs
HD Vest Investment Securities, Inc.
Hooker & Holcombe Retirement Services, Inc.
Huntington Investment Company
John Hancock Distributors LLC
Ladenburg Thalmann Group (Securities America, Investacorp, Triad Advisors) LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Northwestern Mutual Investment Services
Oppenheimer & Co., Inc.
PlanMember Securities Corp.
PNC Investments LLC
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc.
Santander Securities LLC
UBS Financial Services
Voya Financial
Wells Fargo Advisors, LLC


CHANNEL: CASH PRODUCT PLATFORM


Allegheny Investments LTD
Apex Clearing Corp.
Bank of America/Merrill Lynch
Barclays Capital Inc.
BMO Capital Markets
BNY Mellon
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co. Inc.
Chicago Mercantile Exchange
Citibank Global Markets
COR Clearing LLC
Deutsche Bank Group
Fiduciary Trust Co. - International
First Southwest Company
Goldman Sachs & Co.
Institutional Cash Distributors, LLC
J.P. Morgan Clearing Corp.

December 22, 2015
SAISTKR-235
                                       3

J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury
Pershing Choice Platform
ProFunds Distributors, Inc.
SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Brokerage LLC
Union Bank
US Bancorp
William Blair & Company


CHANNEL: THIRD PARTY INSURANCE PLATFORMS


Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
CM Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
ICMG Registered Variable Life
Integrity Life Insurance Company
John Hancock Life Insurance Co. - Manulife Insurance Co.
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Life Insurance Company & Its Affiliates
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance

December 22, 2015
SAISTKR-235
                                       4

Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Insurance Company
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York


Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The following information replaces similar disclosure in the third paragraph under the "Investment Advisor" sub-section of the "Management of the Funds" section of each fund's/portfolio's Statement of Additional Information:



The Advisor and its affiliates may utilize the resources of Deutsch Asset & Wealth Management's global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor and its affiliates may also utilize Deutsche Asset & Wealth Management's branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. The delegation of trade execution, trade matching and settlement services to Deutsche Asset & Wealth Management's branch offices or affiliates will not result in additional fees for a fund or a fund's shareholders. The branch offices or affiliates receive a flat fee for their trade routing services, payable by the Advisor, and do not have authority to select portfolio investments or otherwise provide advice to a fund. Deutsche Asset & Wealth Management's branch offices or affiliates may have discretion to select intermediaries to execute trades and to aggregate trade orders for a fund with those of other Deutsche funds as well as non-Deutsche funds clients. The delegation of trade execution, trade matching and settlement services to Deutsche Asset & Wealth Management's branch offices or affiliates may result in certain cost savings for the Advisor and its affiliates through consolidation of functions and, as a result, may create a conflict of interest between the Advisor and its affiliates and a fund. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.

The following information replaces similar disclosure in the first paragraph under the "Portfolio Transactions" section of each fund's/portfolio's Statement of Additional Information:



The Advisor is generally responsible for placing orders for the purchase and sale of portfolio securities, including the allocation of brokerage. As described in the Management of the Funds section above, the Advisor may delegate trade execution, trade matching and settlement services to Deutsche Asset & Wealth Management's branch offices or affiliates located in the US or outside the US. With respect to those funds for which a sub-investment advisor manages a fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor, except as noted below.

               Please Retain This Supplement for Future Reference


December 22, 2015
SAISTKR-235
                                       5